Note R - Income Taxes - Reconciliation of the Effective Income Tax Rate to US Federal Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Federal statutory income tax rate	21.00%	21.00%
State taxes, net of federal benefit	0.90%	1.10%
Permanent differences	(4.70%)	(1.00%)
Expiration of net operating loss and research credit carryforwards	(5.70%)	(13.80%)
Expiration and forfeiture of stock options	(0.30%)	(1.50%)
Other	(0.50%)	(2.40%)
Valuation allowance	(10.90%)	(3.40%)
Effective tax rate	(0.20%)	0.00%